Share Repurchase Program - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Aug. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Increase in common stock repurchase program, authorized amount			$ 50,000,000	$ 25,000,000
Purchase of treasury shares (in shares)	6,736,493	878,637
Common stock repurchased, average price per share	$ 10.17	$ 9.75
Purchase of treasury shares	$ 68,493,000	$ 8,597,000
Common stock repurchased program, amount remained available for repurchases	$ 23,202,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount					$ 25,000,000